Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Statement of Cash Flows [Abstract]
Net loss	$ (7,041,333)	$ (5,109,342)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation expenses	530,620	609,971
Amortization and depreciation	351,204	46,707
Amortization of right-of-use assets		109,790
Provision for expected credit losses	1,207,516	439,613
Deferred income taxes		(6,665,539)
Gain on disposal of equipment	118
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable, net	(10,974,384)	(24,860,498)
(Increase) decrease in prepayment and deposit	2,124,453	(1,365,105)
(Increase) decrease in other receivable	(621,761)	1,399,140
(Increase) decrease in inventories	(109,386)	(137,354)
Increase (decrease) in accounts payable	8,016,055	19,665,662
Increase (decrease) in accrual and other payables	2,620,191	7,788,318
Increase (decrease) in due to lease liability	(8,487)	(100,668)
Net Cash used in operating activities	(3,905,194)	(8,179,304)
Cash flows from investing activities
Purchase of equipment	(20,216)	(4,115)
Net cash used in investing activities	(20,216)	(4,115)
Cash flows from financing activities
Proceed from loan payable	193,610	1,596,806
Repayment of loan payable	(751,122)	(463,061)
Common stock issued for cash	3,421,015	6,642,504
Net cash provided by financing activities	2,863,503	7,776,249
Effect of exchange rates on cash and cash equivalents	2,368	18,073
Net change in cash	(1,059,539)	(389,097)
Cash at beginning of year	1,128,135	1,517,232
Cash at end of year	68,596	1,128,135
Supplemental disclosures of cash flow information:
Interest paid	146,235	164,059
Taxes paid		8,941
Supplemental disclosures of non-cash investing and financing activities::
Common stock issued for professional service	172,105
Conversion of customer deposit to shares	1,400,000
Common stock issued for purchase of software IP	$ 2,355,000